SEGMENTS AND GEOGRAPHIC INFORMATION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Number of reportable segments	1
Royalties revenues	$ 32,084	$ 27,495	$ 23,287